Summary of Significant Accounting Policies: Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Basis of Presentation

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. However, the Company believes that the disclosures included herein are adequate to make the information presented not misleading.

The accompanying unaudited financial statements contain all adjustments (consisting of only normal recurring items, unless otherwise disclosed) necessary for a fair statement of the financial position as of September 30, 2013 and December 31, 2012, the results of operations, cash flows, changes in comprehensive income and equity for the nine months ended September 30, 2013 and 2012, and the results of operations for the three months ended September 30, 2013 and 2012. These results are not necessarily indicative of the results to be expected for the full year.

Basis of Presentation The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).